FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition

December 31, 2015	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	846,120	—	—	846,120
Loans at fair value	—	—	221,268	221,268
Total Assets	846,120	—	221,268	1,067,388
Liabilities
Payable to investors at fair value	—	—	252,907	252,907
Total Liabilities	—	—	252,907	252,907

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	968,225	—	—	968,225
Loans at fair value	—	—	371,033	371,033
Available-for-sale investments	—	1,158,000	—	1,158,000
Total Assets	968,225	1,158,000	371,033	2,497,258
Liabilities
Payable to investors at fair value	—	—	418,686	418,686
Total Liabilities	—	—	418,686	418,686

Summary of significant unobservable inputs

		December 31, 2015	December 31, 2016
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans and payable to investors	Discount rates	12.0%	12.0%
	Net cumulative expected loss rates (1)	7.9%	7.6% - 7.9%
	Cumulative prepayment rates (2)	7.4%	13.2%

(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

Schedule of additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2014	—	—
Purchases of loans	247,434	—
Initial contribution	—	250,000
Collection of principal	(10,425)	—
Interest and penalties received	—	4,516
Deductibles expenses associated with the Consolidated ABFE operating	—	(714)
Change in fair value	(15,741)	(895)

Balance at December 31, 2015	221,268	252,907
Purchases of loans	299,956	—
Initial contribution	—	270,000
Collection of principal	(135,172)	—
Interest and penalties received	—	30,342
Deductibles expenses associated with the Consolidated ABFE operating	—	(5,518)
Principal and interest payments to the Fund No.1	—	(263,054)
Issuances of Asset Backed Special Plan	—	202,500
Principal and interest payments to Asset Backed Special Plan investors	—	(69,695)
Change in fair value	(15,019)	1,204

Balance at December 31, 2016	371,033	418,686